Financial instruments - Noncontrolling interests subject to put provisions (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 13,241,242,000		€ 13,241,242,000			€ 13,196,942,000
Dividends paid to non-controlling interests, classified as financing activities			194,283,000	€ 320,676,000
Net income	63,948,000	€ 61,663,000	176,280,000	199,601,000
Ending balance	13,241,242,000		13,241,242,000			13,196,942,000
Noncontrolling interests subject to put provisions
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	808,754,267.159911		808,754,267.159911		€ 830,773,430.11419	830,773,430.11419	€ 1,007,733,000
Purchase of noncontrolling interests			(33,447,000)	(85,322,000)
Sale of noncontrolling interests			(28,885,000)	(121,057,000)
Changes in fair value of noncontrolling interests			102,970,000	160,916,000
Gain (Loss) recognized in equity	(64,896,000)	€ (20,011,569.8858104)	(64,896,000)	(20,011,569.8858104)
Dividends paid to non-controlling interests, classified as financing activities			(89,443,000)	(164,404,000)
Foreign currency translation			24,787,837.045721	(117,725,000)
Ending balance	808,754,267.159911		808,754,267.159911		830,773,430.11419	830,773,430.11419	1,007,733,000
Variable Payments Outstanding For Acquisitions [Member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	199,760,000		199,760,000		205,792,000	205,792,000	223,504,000
Purchase of noncontrolling interests			(4,426,000)	(223,504,000)
Sale of noncontrolling interests			(14,607,000)	21,128,000
Changes in fair value of noncontrolling interests			4,714,000	(32,764,000)
Foreign currency translation			(565,000)	€ (3,391,000)
Ending balance	€ 199,760,000		€ 199,760,000		€ 205,792,000	€ 205,792,000	€ 223,504,000